Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Credit Loss, Additional Improvements [Abstract]
ACCOUNTS RECEIVABLE

NOTE 6 – ACCOUNTS RECEIVABLE

	As of March 31,	As of December 31,
	2022	2021

Accounts receivable - gross	$3,012,792	$4,121,678
Allowance for doubtful debts	(155,592)	(155,592)
Accounts receivable - net	2,857,200	3,966,086

Movement in allowance for doubtful debts

Balance as at beginning of period	$155,592	$54,619
Provision for bad debts	-	100,973
Reversal of the provision	-	-
Balance at end of period	155,592	155,592

Age of Impaired trade receivables

Current	$1,354,812	45.0%
1 - 30 days	1,318,353	43.8%
31 - 60 days	67,905	2.3%
61-90 days	3,965	0.1%
91 and over	267,757	8.9%
Total	3,012,792	100.0%

NOTE 6 – ACCOUNTS RECEIVABLE

	December 31,	December 31,
	2021	2020

Accounts receivable - gross	$4,121,678	$2,673,113
Allowance for doubtful debts	(155,592)	(54,619)
Accounts receivable - net	3,966,086	2,618,494

Movement in allowance for doubtful debts

Balance as at beginning of period	$54,619	$54,619
Provision for bad debts	100,973	60,324
Reversal of the provision	-	(60,324)
Balance at end of period	155,592	54,619

Age of Impaired trade receivables

Current	$2,305,065	58.1%
1 - 30 days	1,333,789	33.6%
31 - 60 days	97,110	2.4%
61-90 days	125,456	3.2%
91 and over	104,666	2.7%
Total	3,966,086	100.0%